Note 1-Description of Business and Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents We classify all highly liquid instruments with an original maturity of three months or less at the time of purchase as cash equivalents.